INCOME TAXES (Tables)	6 Months Ended
Sep. 30, 2021
INCOME TAXES
Disclosure of income tax, deferred tax movements

	Three months ended September 30,		Six months ended September 30,
	2021	2020	2021	2020
Current income tax expense	$(245)	$493	$(1,357)	$1,366
Deferred income tax recovery	–	180	145	(59)
Provision for (recovery of) income taxes	$(245)	$673	$(1,212)	$1,307